Investments	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investments
2.	Investments

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2017 and 2016 are as follows:

	December 31, 2017
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	1,222	—	—	1,222

	1,222	—	—	1,222

Noncurrent:
Government bonds	305	—	16	289
Corporate bonds	640	182	—	822
Fund trusts	122	2	—	124
Equity securities	10,965	11,612	1,676	20,901

	12,032	11,796	1,692	22,136

	December 31, 2016
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	277	—	8	269
Corporate bonds	43	188	2	229
Fund trusts	85	1	—	86
Equity securities	19,026	23,439	21	42,444

	19,431	23,628	31	43,028

Maturities of available-for-sale debt securities included in short-term investments and investments in the accompanying consolidated balance sheets are as follows at December 31, 2017:

	Cost	Fair value
	(Millions of yen)
Due within one year	1,222	1,222
Due after one year through five years	605	605
Due after five years	340	506

	2,167	2,333

During the year ended December 31, 2017, Canon contributed certain marketable equity securities, not including those of its subsidiaries and affiliated companies, to an established employee retirement benefit trust, with no cash proceeds there on. The fair value of those securities at the time of contribution was ¥30,473 million. Upon contribution of those available-for-sale securities, the unrealized gains amounting to ¥17,836 million were realized and were included in “Other, net” in the consolidated statements of income.

Gross realized gains were ¥18,514 million, ¥750 million and ¥329 million for the years ended December 31, 2017, 2016 and 2015, respectively. Gross realized losses, including write-downs for impairments that were other-than-temporary, were ¥42 million, ¥1,032 million and ¥31 million for the years ended December 31, 2017, 2016 and 2015, respectively.

At December 31, 2017, substantially all of the available-for-sale securities with unrealized losses had been in a continuous unrealized loss position for less than twelve months.

Time deposits with original maturities of more than three months were ¥743 million and ¥3,206 million at December 31, 2017 and 2016, respectively, and were included in short-term investments in the accompanying consolidated balance sheets.

Aggregate cost of non-marketable equity securities accounted for under the cost method totaled ¥3,760 million and ¥7,800 million at December 31, 2017 and 2016, respectively. These investments were not evaluated for impairment at December 31, 2017 and 2016, respectively, because (a) Canon did not estimate the fair value of those investments as it was not practicable to estimate the fair value of the investments and (b) Canon did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.

Investments in affiliated companies accounted for by the equity method amounted to ¥20,496 million and ¥21,514 million at December 31, 2017 and 2016, respectively. Canon’s share of the net earnings in affiliated companies accounted for by the equity method, included in other income (deductions), were earnings of ¥1,196 million, ¥890 million and ¥447 million for the years ended December 31, 2017, 2016 and 2015 respectively.